Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

12.  Intangible assets, net

Intangible assets, net as of December 31, 2018 and 2019 are as follows:

	As of December 31, 2018
	Gross carrying	Accumulated	Impairment	Net carrying
	amount	amortization	amount	amount
	RMB	RMB	RMB	RMB

Purchased software	58,110	(27,956)	—	30,154
Digital Sales Assistant system	25,430	(18,013)	—	7,417
Trademark and lifetime membership	13,095	(721)	—	12,374
Domain names	25,399	(10,970)	—	14,429
Customer relationships	180,610	(82,244)	—	98,366
Brand name	3,630	(1,012)	—	2,618
Business cooperation	3,447,689	(2,391,469)	(254,873)	801,347
Others	39,113	(8,877)	—	30,236

	3,793,076	(2,541,262)	(254,873)	996,941

	As of December 31, 2019
	Gross carrying	Accumulated	Impairment	Net carrying
	amount	amortization	amount	amount
	RMB	RMB	RMB	RMB

Purchased software	65,800	(33,821)	—	31,979
Digital Sales Assistant system	25,430	(20,556)	—	4,874
Trademark and lifetime membership	13,260	(1,190)	—	12,070
Domain names	25,399	(13,510)	—	11,889
Customer relationships	180,610	(101,139)	—	79,471
Brand name	15,530	(2,440)	—	13,090
Database	26,200	(2,620)	—	23,580
Business cooperation	3,447,689	(3,021,349)	(254,873)	171,467
Others	46,118	(12,789)	—	33,329

	3,846,036	(3,209,414)	(254,873)	381,749

Amortization expenses for the years ended December 31, 2017, 2018 and 2019 amounted to RMB688.6 million, RMB693.8 million and RMB671.0 million, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	206,873	26,426	22,362	20,818	19,988